DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND INC
DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND INC
December 13, 2013 DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC. Supplement to Summary Prospectus and Prospectus dated March 1, 2013 The following changes will take effect as of January 13, 2014
The following replaces the second and third sentences in "Principal Investment Strategy" in the summary prospectus and "Fund Summary - Principal Investment Strategy" in the prospectus:

To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. Normally, the fund invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations.

The following supplements "Principal Risks" in the summary prospectus and "Fund Summary -Principal Risks" and "Fund Details - Investment Risks" in the prospectus:

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue.